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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2022	to	December 31, 2022

Date of Report (Date of earliest event reported)			January 30, 2023

Commission File Number of securitizer:			025-04544

Central Index Key Number of securitizer:			0001776110

Stephen M. Coons, (317) 574-2661
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Saganaw Receivables, LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):			0001776177

Central Index Key Number of underwriter (if applicable):			N/A

Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

The date of the last payment on Saganaw Receivables, LLC was January 3, 2023.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Saganaw Insurance Agency, LLC		(Securitizer)

Date	January 30, 2023

/s/ Stephen M. Coons		(Signature)*
Name: Stephen M. Coons Title: Secretary

*Print name and title of the signing officer under his signature.